Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Stock Options (Parenthetical) (Details) - Stock Option Plan - shares	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Granted	7,501,980	881,000
Number of options, Restriction	2,095,333